Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 88,394	$ 90,213	$ 223,352
K2 Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	87,693	90,213	$ 223,352
Tranche 2B Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	701
Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Foreign Unlisted Ordinary Shares
Financial liabilities at fair value through profit or loss
Financial assets at fair value through other comprehensive income	235,567
Fair Value Measured on Recurring Basis
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	88,394
Fair Value Measured on Recurring Basis | K2 Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	87,693	90,213
Fair Value Measured on Recurring Basis | Tranche 2B Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	701
Fair Value Measured on Recurring Basis | Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Fair Value Measured on Recurring Basis | Foreign Unlisted Ordinary Shares
Financial liabilities at fair value through profit or loss
Financial assets at fair value through other comprehensive income	235,567
Fair Value Measured on Recurring Basis | Level 1 | Money Market Fund [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Financial liabilities at fair value through profit or loss
Financial assets at fair value through profit or loss		30,445,339
Fair Value Measured on Recurring Basis | Level 3
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	88,394
Fair Value Measured on Recurring Basis | Level 3 | K2 Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	87,693	$ 90,213
Fair Value Measured on Recurring Basis | Level 3 | Tranche 2B Warrants
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	701
Fair Value Measured on Recurring Basis | Level 3 | Foreign Unlisted Ordinary Shares
Financial liabilities at fair value through profit or loss
Financial assets at fair value through other comprehensive income	$ 235,567